PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communication Services - 6.7%
Alphabet, Inc. - Class A	595,550	$121,504,111
Alphabet, Inc. - Class C	353,240	72,626,144
Baidu, Inc. - ADR (a)	1,047,590	94,911,654
Electronic Arts, Inc.	59,500	7,313,145
Ibotta, Inc. - Class A (a)	40,890	2,964,525
IMAX Corp. (a)	515,200	12,132,960
Live Nation Entertainment, Inc. (a)	62,495	9,041,776
Meta Platforms, Inc. - Class A	39,400	27,153,692
Netflix, Inc. (a)	16,100	15,725,836
Pinterest, Inc. - Class A (a)	1,310,750	43,202,320
Sphere Entertainment Co. (a)	387,903	18,076,280
Take-Two Interactive Software, Inc. (a)	23,290	4,320,528
T-Mobile US, Inc.	79,040	18,413,949
WildBrain Ltd. - CAD (a)	3,809,900	4,115,693
ZoomInfo Technologies, Inc. (a)	1,172,537	12,065,406
		463,568,019

Consumer Discretionary - 13.5%
Alibaba Group Holding Ltd. - ADR	1,286,700	127,177,428
Amazon.com, Inc. (a)	234,350	55,700,308
Boot Barn Holdings, Inc. (a)	59,950	9,642,958
Burlington Stores, Inc. (a)	76,860	21,822,860
Capri Holdings Ltd. (a)	345,437	8,559,929
CarMax, Inc. (a)	697,700	59,751,028
Carvana Co. (a)	36,400	9,008,272
Deckers Outdoor Corp. (a)	15,600	2,766,816
Duolingo, Inc. (a)	4,000	1,455,960
eBay, Inc.	197,490	13,326,625
Entain PLC - GBP	2,092,333	18,336,321
Etsy, Inc. (a)	14,200	779,722
Flutter Entertainment PLC - GBP (a)	30,600	8,247,621
GrowGeneration Corp. (a)	846,100	1,184,540
Mobileye Global, Inc. - Class A (a)	432,380	7,145,079
Norwegian Cruise Line Holdings Ltd. (a)	820,400	23,258,340
Ollie's Bargain Outlet Holdings, Inc. (a)	126,860	14,146,159
Restaurant Brands International, Inc.	20,000	1,230,800
Rivian Automotive, Inc. - Class A (a)	15,000	188,400
Royal Caribbean Cruises Ltd.	319,800	85,258,680
Savers Value Village, Inc. (a)	405,400	4,516,156
Sony Group Corp. - ADR	9,082,500	199,905,825
Tapestry, Inc.	81,200	5,922,728
Tesla, Inc. (a)	489,010	197,853,446
Ulta Beauty, Inc. (a)	21,810	8,988,991
XPeng, Inc. - ADR (a)	3,416,250	51,995,325
		938,170,317

Consumer Staples - 0.7%
BellRing Brands, Inc. (a)	137,238	10,615,359
e.l.f. Beauty, Inc. (a)	80,915	8,084,218
Performance Food Group Co. (a)	366,300	33,080,553
		51,780,130

Energy - 1.4%
Coterra Energy, Inc.	340,050	9,426,186
EOG Resources, Inc.	104,100	13,094,739
New Fortress Energy, Inc.	3,051,700	45,775,500
Transocean Ltd. (a)	8,179,982	32,065,530
		100,361,955

Financials - 5.3%
CME Group, Inc. - Class A	191,271	45,239,417
Discover Financial Services	135,463	27,240,255
Flywire Corp. (a)	1,820,883	35,197,668
Galaxy Digital Holdings Ltd. - CAD (a)	116,700	2,286,866
LPL Financial Holdings, Inc.	16,000	5,870,240
MarketAxess Holdings, Inc.	556,210	122,716,612
Marqeta, Inc. - Class A (a)	402,500	1,549,625
Morgan Stanley	208,033	28,798,008
NMI Holdings, Inc. - Class A (a)	372,960	14,403,715
Progressive Corp. (The)	89,500	22,056,380
Tradeweb Markets, Inc. - Class A	498,480	63,257,112
WEX, Inc. (a)	15,500	2,850,295
		371,466,193

Health Care - 27.5%
10X Genomics, Inc. - Class A (a)	127,600	1,914,000
Accuray, Inc. (a)	127,500	284,325
Alkermes PLC (a)	828,475	26,121,817
Allogene Therapeutics, Inc. (a)	1,827,970	3,290,346
Amicus Therapeutics, Inc. (a)	919,500	8,808,810
BeiGene Ltd. - ADR (a)	696,687	156,747,608
Biogen, Inc. (a)	850,370	122,393,754
BioMarin Pharmaceutical, Inc. (a)	1,854,430	117,496,685
BioNTech SE - ADR (a)	1,119,536	138,564,971
Boston Scientific Corp. (a)	529,690	54,219,068
Bridgebio Pharma, Inc. (a)	436,800	14,942,928
Cerus Corp. (a)	1,519,200	2,840,904
Charles River Laboratories International, Inc. (a)	13,750	2,265,450
Edwards Lifesciences Corp. (a)	79,400	5,752,530
Elanco Animal Health, Inc. (a)	626,992	7,542,714
Eli Lilly & Co.	423,594	343,568,622
Exact Sciences Corp. (a)	437,600	24,527,480
Galapagos N.V. - ADR (a)	331,300	7,619,900
Glaukos Corp. (a)	810,225	126,751,599
Globus Medical, Inc. - Class A (a)	35,650	3,305,468
GRAIL, Inc. (a)	1,459,519	44,194,235
Health Catalyst, Inc. (a)	1,662,100	9,357,623
Illumina, Inc. (a)	186,410	24,744,063
Immunocore Holdings PLC - ADR (a)	745,805	24,522,068
Immunome, Inc. (a)	3,072,000	33,884,160
Insulet Corp. (a)	302,616	84,242,242
LivaNova PLC (a)	838,890	41,902,556
Mural Oncology PLC (a)	44,460	166,725
Nektar Therapeutics (a)	3,524,176	2,915,551
Nurix Therapeutics, Inc. (a)	212,000	4,178,520
OraSure Technologies, Inc. (a)	245,200	985,704
Penumbra, Inc. (a)	12,100	3,230,337
PolyPeptide Group AG - CHF (a)	850,618	23,956,466
Pulmonx Corp. (a)(b)	3,809,471	21,637,795
QIAGEN N.V. - EUR (a)	167,971	7,474,567
Rhythm Pharmaceuticals, Inc. (a)(b)	4,447,380	264,307,794
Roche Holding AG - CHF	47,005	14,760,835
Standard BioTools, Inc. (a)	343,300	532,115
Wave Life Sciences Ltd. (a)	2,442,020	28,254,171
Xencor, Inc. (a)(b)	5,817,877	106,350,792
Zentalis Pharmaceuticals, Inc. (a)	1,129,510	1,965,347
		1,912,522,645

Industrials - 15.1%
AECOM	1,367,620	144,201,853
Alaska Air Group, Inc. (a)	381,100	27,915,575
Allegiant Travel Co.	25,100	2,570,993
Amentum Holdings, Inc. (a)	851,850	17,863,294
American Airlines Group, Inc. (a)	5,368,200	90,829,944
Array Technologies, Inc. (a)	837,900	6,141,807
Axon Enterprise, Inc. (a)	38,600	25,174,148
Chart Industries, Inc. (a)	39,300	8,315,487
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	41,000	348,090
Curtiss-Wright Corp.	169,900	58,945,106
Delta Air Lines, Inc.	2,103,227	141,484,080
FedEx Corp.	33,500	8,873,145
Frontier Group Holdings, Inc. (a)	263,800	2,223,834
GFL Environmental, Inc.	356,300	15,367,219
Gibraltar Industries, Inc. (a)	95,600	5,866,972
Griffon Corp.	190,600	14,441,762
Hertz Global Holdings, Inc. (a)	137,400	567,462
Jacobs Solutions, Inc.	691,340	96,877,474
JetBlue Airways Corp. (a)	1,196,300	7,871,654
Li-Cycle Holdings Corp. (a)	129,250	130,543
Lyft, Inc. - Class A (a)	611,800	8,283,772
Nextracker, Inc. - Class A (a)	936,384	47,212,481
NN, Inc. (a)	299,200	909,568
Old Dominion Freight Line, Inc.	5,200	965,172
Ryanair Holdings PLC - ADR	39,500	1,844,255
Southwest Airlines Co.	1,533,060	47,080,273
Stratasys Ltd. (a)	645,170	6,006,533
Sun Country Airlines Holdings, Inc. (a)	46,815	793,982
TransDigm Group, Inc.	36,700	49,667,578
Uber Technologies, Inc. (a)	318,200	21,271,670
United Airlines Holdings, Inc. (a)	1,616,500	171,090,360
VSE Corp.	99,700	10,204,295
WillScot Holdings Corp. (a)	123,000	4,558,380
XPO, Inc. (a)	40,000	5,346,800
		1,051,245,561

Information Technology - 27.6%
Adobe, Inc. (a)	121,050	52,953,323
Ambarella, Inc. (a)	25,300	1,941,016
Applied Materials, Inc.	77,500	13,977,125
AppLovin Corp. - Class A (a)	72,400	26,758,316
Arlo Technologies, Inc. (a)	2,951,330	34,560,074
ASML Holding N.V. - ADR	34,200	25,284,402
Aurora Innovation, Inc. - Class A (a)	3,261,050	22,175,140
Autodesk, Inc. (a)	37,700	11,737,518
Axcelis Technologies, Inc. (a)	852,776	57,988,768
Broadcom, Inc.	141,250	31,254,387
Credo Technology Group Holding Ltd. (a)	393,500	27,552,870
Crowdstrike Holdings, Inc. - Class A (a)	107,780	42,903,985
CyberArk Software Ltd. (a)	58,570	21,728,299
Dell Technologies, Inc. - Class C	80,640	8,354,304
Descartes Systems Group, Inc. (The) (a)	191,641	22,197,777
DocuSign, Inc. (a)	221,200	21,396,676
Flex Ltd. (a)	4,545,525	189,321,116
FormFactor, Inc. (a)	778,245	31,168,712
Gitlab, Inc. - Class A (a)	159,700	11,619,772
Hewlett Packard Enterprise Co.	506,170	10,725,742
HP, Inc.	179,030	5,818,475
HubSpot, Inc. (a)	82,150	64,038,390
indie Semiconductor, Inc. - Class A (a)(b)	16,232,510	66,553,291
Intuit, Inc.	59,400	35,729,694
Jabil, Inc.	551,500	89,569,115
Jamf Holding Corp. (a)	39,000	589,290
Keysight Technologies, Inc. (a)	34,210	6,101,353
KLA Corp.	153,830	113,563,459
Marvell Technology, Inc.	153,400	17,312,724
MaxLinear, Inc. (a)	1,384,420	24,725,741
Micron Technology, Inc.	2,823,940	257,656,286
MongoDB, Inc. (a)	14,700	4,017,804
NetApp, Inc.	437,144	53,375,282
nLIGHT, Inc. (a)	181,653	2,029,064
Nutanix, Inc. - Class A (a)	994,115	68,360,318
NVIDIA Corp.	1,077,740	129,404,242
Okta, Inc. - Class A (a)	320,100	30,159,822
OneStream, Inc. (a)	29,200	869,576
OSI Systems, Inc. (a)	207,700	40,800,588
Palo Alto Networks, Inc. (a)	133,800	24,675,396
QUALCOMM, Inc.	218,103	37,716,552
RingCentral, Inc. - Class A (a)	9,000	313,380
Trimble, Inc. (a)	470,380	35,259,685
Unity Software, Inc. (a)	50,600	1,123,320
Universal Display Corp.	633,629	94,993,660
Western Digital Corp. (a)	187,000	12,179,310
Wolfspeed, Inc. (a)	1,511,800	9,267,334
Zoom Communications, Inc. - Class A (a)	373,800	32,498,172
		1,924,300,645

Materials - 0.9%
Albemarle Corp.	111,750	9,408,232
Ingevity Corp. (a)	54,500	2,471,575
Ivanhoe Electric, Inc. (a)	322,100	1,906,832
Ivanhoe Mines Ltd. - Class A - CAD (a)	2,855,600	30,671,150
Perimeter Solutions, Inc. (a)	1,243,227	15,540,338
		59,998,127

Real Estate - 0.1%
EPR Properties	123,260	5,682,286
TOTAL COMMON STOCKS (Cost $3,267,918,322)		6,879,095,878

RIGHTS - 0.0%	Contracts	Value
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29) (a)(c)(d)	349,922	356,921
Epizyme, Inc. - CVR (Expiration Date 1/1/28) (a)(c)(d)	10,344,756	206,895
Total Health Care		563,816
TOTAL RIGHTS (Cost $0)		563,816

SHORT-TERM INVESTMENTS - 1.9%	Shares	Value
Money Market Funds - 1.9%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 4.23% (e)	130,862,110	130,862,110
TOTAL SHORT-TERM INVESTMENTS (Cost $130,862,110)		130,862,110

TOTAL INVESTMENTS - 100.7% (Cost $3,398,780,432)		7,010,521,804
Liabilities in Excess of Other Assets - (0.7)%		(45,270,077)
TOTAL NET ASSETS - 100.0%		$6,965,251,727
Two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

ADR - American Depositary Receipt
CAD - Canadian Dollars
CHF - Swiss Francs
CVR - Contingent Value Rights
EUR – Euros
GBP - British Pound Sterling

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $563,816 or 0.0% of net assets as of January 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2025. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$6,879,095,878	$-	$-	$6,879,095,878
Growth Fund	Rights(2)	-	-	563,816	563,816
	Short-Term Investments	130,862,110	-	-	130,862,110
	Total Investments	$7,009,957,988	$-	$563,816	$7,010,521,804

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Expiration Date 12/31/29)
Aggressive
Growth Fund
Balance at October 31, 2024	$356,921
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at January 31, 2025	$356,921

During the period ended January 31, 2025, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Epizyme, Inc. - CVR (Expiration Date 1/1/28)
Aggressive
Growth Fund
Balance at October 31, 2024	$206,895
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at January 31, 2025	$206,895

During the period ended January 31, 2025, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2024	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2025
indie Semiconductor, Inc. - Class A	$53,789,023	$110,351	$257,556.00	$-	$(271,530)	$13,183,003	$66,553,291
Pulmonx Corp.	23,699,569	122,536	8,923	-	(67,205)	(2,108,182)	21,637,795
Rhythm Pharmaceuticals, Inc.	223,394,537	-	13,501,057	-	7,479,193	46,935,121	264,307,794
Xencor, Inc.	122,926,506	-	796,426	-	(339,339)	(15,439,949)	106,350,792
Total	$423,809,635	$232,887	$14,563,962	$-	$6,801,119	$42,569,993	$458,849,672